Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

28.	FINANCIAL INSTRUMENTS

a.	Categories of financial instruments

	As of December 31,
	2021	2022
	US$	US$
Financial assets
Financial assets at FVTPL	23,744	19,067
Amortized cost	78,702	39,983

Financial liabilities
Financial liability at FVTPL	322,215	511,861
Amortized cost	7,654	7,606

b.	Financial risk management objectives and policies
Financial risk factors
The Group’s major financial instruments include rental deposits, financial asset at FVTPL, time deposits with original maturity over three months, cash and cash equivalents, other payables, financial liabilities arising from unvested restricted shares and convertible preferred shares. Details of the financial instruments are disclosed in respective notes. The Group’s activities expose it to a variety of financial risks: market risk

(including currency risk, interest rate risk and other price risk), credit and counterparty risk and liquidity risk. The policies on how to mitigate these risks are set out below. The management of the Company manage and monitor these exposures to ensure appropriate measures are implemented on a timely and effective manner.
Market risk
Currency risk
Certain bank balances, deposits and other payables are denominated in currencies other than the functional currency of the group entities, which exposes the Group to foreign currency risk.
The Group currently does not have a foreign currency hedging policy. However, the management monitors foreign exchange exposure and will consider hedging significant foreign currency exposure should the need arise.
The carrying amounts of the Group’s foreign currency denominated m on
etary assets and monetary liabilities at the end of each reporting period are as follows:

	Assets		Liabilities
	As of December 31,		As of December 31,
	2021	2022	2021	2022
	US$	US$	US$	US$
Renminbi (“RMB”)	8,376	8,940	512	1,210
AUD	1,145	1,300	544	1,449

	9,521	10,240	1,056	2,659

Sensitivity analysis
The Group is mainly exposed to the fluctuation of foreign exchange rate of RMB and AUD.

Th
e following table details the Group’s sensitivity to a 5% decrease in the functional currency of the relevant group entities against the relevant foreign currencies. The following sensitivity anal
y
sis includes only outstanding monetary items denominated in foreign currencies and adjusts their translation at the year end for a 5% change in foreign currency exchange rate, which is the sensitivity rates used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in currencies exchange rates. A positive (negative) number below indicates a decrease (increase) in loss for the year when the foreign currency below strengthen 5% against the functional currency of the relevant group entities. For a 5% weakening of these foreign currencies against the functional currency of the relevant group entities, there would be an equal and opposite impact on the loss for the year.

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Impact of RMB on loss for the year	(18)	295	386
Impact of AUD on loss for the year	49	22	(7)

In management’s opinion, the sensitivity analysis is unrepresentative of the inherent foreign exchange risk as the year end exposure does not reflect the exposure during the years ended December 31, 2020, 2021 and 2022.
Interest rate risk
The Group are exposed to fair value interest rate risk in relation to time deposits, lease liabilities and Preferred Shares as disclosed in Notes 20, 23 and 24, respectively.
The Group are also exposed to cash flow interest rate risk in relation to variable-rate bank balances as disclosed in Note 20. The Group’s cash flow interest rate risk are mainly concentrated on the fluctuation of interest rates on bank balances. The management of the Company consider that the exposure of cash flow interest rate risk arising from variable-rate bank balances is insignificant, therefore no sensitivity analysis on such risk has been prepared.
Other price risk
The Group are exposed to other price risk arising from P
ref
erred Shares and the investment in market fund in the US.
Sensitivity analysis
Preferred Shares
The sensitivity analysis of the Preferred Shares has been disclosed in Note 28(c).

Investment in market fund in the US
No sensitivity analysis is performed as the management of the Company consider that the exposure of other price risk arising from the investment in market fund in the US is insignificant because the investment is mainly on US treasury bonds with high credit rating and liquidity.
Credit and counterparty risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting financial loss to the Group.
In order to minimize the credit
risk
, the Company reviews the recoverable amount of each individual debt at the end of each reporting period to ensure that adequate impairment losses are made for irrecoverable amounts. In this regard, the management of the Company consider that the Group’s credit risk are significantly reduced.
The Group’s internal credit risk grading assessment comprises the following categories:

Internal credit rating	Description	Financial assets at amortized cost
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Watch list	Debtor frequently repays after due dates but settles the amounts in full	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL - not credit-impaired
Loss	There is evidence indicating the asset is credit-impaired	Lifetime ECL - credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery	Amount is written off

	External credit rating	Internal credit rating	12-month ECL or lifetime ECL	The Group
				As of December 31,
				2021	2022
				US$	US$
Financial assets at amortized cost (at gross carrying amount)
Deposits	N/A	Low risk	12-month ECL	120	129
Time deposits with original maturity over three months	A3	N/A	12-month ECL	31,842	7,179
Cash and cash equivalents	A3 to Aa2	N/A	12-month ECL	46,740	32,675

				78,702	39,983

Deposits
The Group assessed the ECL for its deposits individually based on internal credit rating which, in the opinion of the management of the Company, have no significant increase in credit risk since initial recognition. ECL is estimated based on historical observed default rates over the expected life of debtors and is adjusted for forward-looking information that is available without undue cost or effort. No
12-month
ECL was made as of December 31, 2021 and 2022, as the counterparties involved are considered with low risk (based on the internal credit rating) and the ECL involved is not material.
Cash and cash equivalents and time deposits with original maturity over three months
A significant portion of the Group’s bank balances and deposits are placed with international banks in the US. The credit risks on bank balances and deposits are limited because the counterparties are banks with high credit ratings assigned by international credit-rating agencies and are all classified as low risk by the Group by reference to available external credit rating.
Other than the credit risks mentioned above, the Group do not have any other significant concentration of credit risk.
No
12-month
ECL has been provided during the years ended December 31, 2020, 2021 and 2022, the management of the Company have assessed the impact and concluded the ECL involved is not material.
Liquidity risk
As at December 31, 2022, the Group recorded net liabilities of US$$
448,120
. In the management of liquidity risk, the management of the Company have reviewed the Group’s cash flow projections to ensure the Group maintains a level of cash and cash equivalents deemed adequate by the management to finance the Group’s operations and mitigate the effects of fluctuations in cash flows. The Group are dependent upon its Preferred Shares as significant sources of liquidity.
The following table details the Group’s remaining contractual maturity for its non-derivative
financial liabilities and lease liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities and lease liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows. To the extent that interest flows are floating rate, the undiscounted amount is derived from interest rate at the end of each reporting period.

Liquidity and interest risk table

	Weighted average interest rate	On demand or less than 1 month	1 to 3 months	3 months to 1 year	1 to 2 years	2 to 4 years	Total undiscounted cash flows	Carrying amount
	%	US$	US$	US$	US$	US$	US$	US$
December 31, 2021
Convertible Preferred Shares (note)	12	—	—	—	318,399	—	318,399	274,966
Other payables	N/A	6,007	—	—	—	—	6,007	6,007
Financial liabilities arising from unvested restricted shares	N/A	1,647	—	—	—	—	1,647	1,647

Total		7,654	—	—	318,399	—	326,053	282,620

Lease liabilities	5.42	48	108	447	592	23	1,218	1,036

December 31, 2022
Convertible Preferred Shares (note)	12	—	—	—	338,492	—	338,492	378,332
Other payables	N/A	7,538	—	—	—	—	7,538	7,538
Financial liabilities arising from unvested restricted shares	N/A	68	—	—	—	—	68	68

Total		7,606	—	—	338,492	—	346,098	385,938

Lease liabilities	5.38	49	268	391	143	260	1,111	991

Note:
The cash outflow for Preferred Shares included those for Series B Preferred Shares and Series C Preferred Shares which have redemption feature as disclosed in Note 24(c). There is no
redemption feature for Series A Preferred Shares and the Series A Preferred Shares with carrying amounts of US$47,249 and US$133,529 as of December 31, 2021 and 2022, respectively, have not been presented in above table. The timing of the cash outflow and the weighted average interest rate for the Preferred Shares are determined based on the date of the management expected to redeem the Redeeming Preferred Shared as of
 December 31, 2021 and 2022, respectively.

c.	Fair values measurements of financial instruments

(i)	Fair value of the Group’s financial assets and financial liabilities that are measured at fair value on a recurring basis
Some of the Group’s financial assets and financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets and financial liabilities are determined (in particular, the valuation techniques and inputs used).

(i)	F air value of the Group’s financial assets and financial liabilities that are measured at fair value on a recurring basis - continued

	Fair value as of		Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable inputs	Relationship of unobservable inputs to fair value
	December 31,
	2021	2022
	US$	US$
Financial assets
Market fund	23,744	19,067	Level 2	Redemption value quoted by banks with reference to the expected return of the underlying assets	N/A	N/A
Financial liabilities
Convertible Preferred Shares	322,215	511,861	Level 3	Black-scholes model and OPM method — the key inputs are: time to liquidation, risk- free rate, expected volatility and possibilities for IPO/liquidation scenario	Possibility for IPO scenario (note)	The higher the possibility for IPO scenario, the higher the fair value, and vice versa

Note:
A 10% increase or decrease in the possibility for IPO scenario holding all other variables constant will increase or decrease the fair value of convertible Preferred Shares by US$23,811 or US$22,166 and US$42,888 or US$41,969 as of December 31, 2021 and 2022, respectively.

(ii)	Reconciliation of Level 3 fair value measurements
Details of reconciliation of Level 3 fair value measurement for the convertible Preferred Shares are set out in Note
24
. All the unrealized fair value changes of US$26,572, US$37,424 and US$189,646 for the years ended December 31, 2020, 2021 and 2022, respectively, relate to the convertible Preferred Shares were recognized in the profit or loss.

(iii)	Fair value of financial assets and financial liabilities that are not measured at fair value
The management of the Company consider that the carrying amount of the Group’s financial assets and financial liabilities recorded at amortized cost in the consolidated financial statements approximate their fair values. Such fair values have been determined in accordance with generally accepted pricing models based on a discounted cash flow analysis.